Earnings per share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings per share
in	2Q16	1Q16		2Q15	6M16		6M15
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	170	(302)		1,051	(132)		2,105
Available for common shares	167	(302)		1,029	(135)		2,060
Available for unvested share-based payment awards	3	0		22	3		45
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for diluted earnings per share	170	(302)		1,051	(132)		2,105
Available for common shares	167	(302)		1,029	(135)		2,061
Available for unvested share-based payment awards	3	0		22	3		44
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	2,018.4	1,980.7		1,689.7	1,999.6		1,680.0
Dilutive share options and warrants	3.7	0.0		0.9	0.0		0.9
Dilutive share awards	43.0	0.0		44.6	0.0		37.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	2,065.1	1,980.7	[2]	1,735.2	1,999.6	[2]	1,718.6
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	1.2	10.3		21.8	5.8		31.6
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	0.08	(0.15)		0.61	(0.07)		1.23
Diluted earnings/(loss) per share available for common shares	0.08	(0.15)		0.59	(0.07)		1.20
Prior periods have been adjusted to reflect the increase in the number of shares outstanding as a result of the discount element in the 2015 rights issue, as required under US GAAP.
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 12.0 million, 7.5 million, 7.2 million, 9.8 million and 8.2 million for 2Q16, 1Q16, 2Q15, 6M16 and 6M15, respectively.

2
Due to the net losses in 1Q16 and 6M16, 2.3 million and 3.0 million, respectively, of weighted-average share options and warrants outstanding and 53.7 million and 48.4 million, respectively, of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.